COVER	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	6-K
Entity File Number	001-31269
Entity Registrant Name	ALCON INC.
Entity Address, Address Line One	Rue Louis-d'Affry 6
Entity Address, Address Line Two	1701
Entity Address, City or Town	Fribourg
Entity Address, Country	CH
Document Period End Date	Jun. 30, 2023
Entity Central Index Key	0001167379
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2